[MERIDIAN FUND, INC. LOGO]
				MERIDIAN FUND, INC.

SUPPLEMENT DATED DECEMBER 19, 2002 TO PROSPECTUS AND SAI DATED NOVEMBER 1, 2002

Effective December 30, 2002 PFPC Trust Company will serve as Custodian of all securities and funds owned by the Meridian Growth Fund and the Meridian Value Fund. The address is PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, PA 19153.

Effective immediately, all purchases, redemption requests and correspondence should be addressed to Meridian Fund, Inc., c/o PFPC Inc., P.O. Box 9792, Providence, RI 02940.

Also, effective January 17, 2002 all overnight mail should be sent to Meridian Fund, Inc., c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406.






			[MERIDIAN FUND, INC. LETTERHEAD]




			       December 31, 2002

						    Writer's Direct Dial Number
							  (415) 461-8770

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Meridian Fund, Inc.
	   File Nos. 2-90949, 811-4014

Dear Ladies and Gentlemen:

      On behalf of Meridian Fund, Inc., and pursuant to 17 C.F.R. 230.497(e) under the Securities Act of 1933, we are transmitting on EDGAR for filing a supplement,dated as of the date hereof, to the November 1, 2002 Prospectus and statementof additional information of the Fund..

      If you have any questions or comments, please contact the undersigned at the number set forth above.

					Sincerely,




					Gregg Keeling